September 17, 2009

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:	Eaton Vance Growth Trust (the “Registrant”)
(File Nos. 811-01241 and 002-22019) on behalf of its series
Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the “Large-Cap Growth Fund”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant for its series Large-Cap Growth Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Friday, November 6, 2009. The Registrant transmitted preliminary copies of the proxy materials on August 14, 2009 (Accession No. 0000940394-09-000619).

     The matter to be voted on is a proposal to change the diversification status of the Fund from a diversified fund to a non-diversified fund, as such terms are defined under the Investment Company Act of 1940.

     The definitive proxy materials are being mailed to shareholders beginning on or about September 17, 2009.

     If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8879.

Very truly yours, /s/ Katy D. Burke Katy D. Burke, Esq. Vice President